Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share data):

	For the years ended December 31,
	2019	2018	2017
Net income (loss) for basic and diluted earnings per share	$44,654	$(12,698)	$(59,726)

Shares of common stock and common stock equivalents:
Weighted average shares basic	68,087	71,827	71,794
Effect of dilutive securities	1,445	—	—
Weighted average common shares - diluted	69,532	71,827	71,794

Earnings (loss) per share:
Basic	$0.66	$(0.18)	$(0.83)
Diluted	$0.64	$(0.18)	$(0.83)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2019, 2018 and 2017 (in thousands).

	For the years ended December 31,
	2019	2018	2017
Share equivalents	1,831	3,754	4,734